Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash	$ 23,197	$ 250,079	$ 935,701
Prepaid expenses	94,647	109,455	195,909
Total current assets	117,844	359,534	1,131,610
Long-term prepaid insurance			71,250
Cash and marketable securities held in Trust Account	247,682,183	243,358,236	233,538,339
TOTAL ASSETS	247,800,027	243,717,770	234,741,199
Current liabilities
Accrued expenses	1,120,824	156,201	16,136
Accrued offering costs			75,000
Total current liabilities	1,120,824	156,201	91,136
Deferred Fee payable	10,950,000	10,950,000	10,950,000
TOTAL LIABILITIES	12,070,824	11,106,201	11,041,136
COMMITMENTS AND CONTINGENCIES (Note 6)
Class A Ordinary Shares subject to possible redemption, 23,000,000 and 23,000,000 shares at redemption value of $10.77 and $10.58 per share at June 30, 2026 and December 31, 2025, respectively	247,682,183	243,358,236	233,538,339
SHAREHOLDERS’ DEFICIT
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding at June 30, 2026 and December 31, 2025
Additional paid-in capital
Accumulated deficit	(11,953,555)	(10,747,242)	(9,838,851)
TOTAL SHAREHOLDERS’ DEFICIT	(11,952,980)	(10,746,667)	(9,838,276)
TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	247,800,027	243,717,770	234,741,199
Class A Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value
Class B Ordinary Shares
SHAREHOLDERS’ DEFICIT
Ordinary shares value	$ 575	$ 575	$ 575